Accounting policies and valuation methods (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies And Valuation Methods Policies
Current and non-current distinction

InflaRx presents current and non-current assets and current and non-current liabilities as separate classifications in the statement of financial position. InflaRx classifies all investments in financial instruments held for trading or available-for-sale and assets expected to be recovered or liabilities to be settled within twelve months after the reporting period as current and all other amounts as non-current.

Foreign currency translation

Transactions in a foreign currency are initially translated into the respective functional currency using the spot rate prevailing on the dates of the transaction. Monetary items which are not denominated in the functional currency are subsequently translated using the rate applicable at the end of the period. The resulting currency gains and losses are recognized directly in profit or loss.

Notes to the cash flow statement

The cash flow statement has been prepared using the indirect method for cash flows from operating activities. The cash disclosed in the cash flow statement is comprised of cash and cash equivalents. Cash comprises cash on hand and demand deposits. Cash equivalents are short-term bank deposits and money market investment funds and are not subject to a significant risk of changes in value. Interest paid and received is included in the cash from operating activities.

Research and development

Research expenses are recognized as expense when they are incurred. They comprise third party services, wages and salaries, cost of materials, depreciation and amortization of relevant equipment and intangibles as well as overhead.

Development expenses must be capitalized if the criteria of IAS 38 are met. In the periods presented, no development expenses were capitalized because management does not believe all the recognition criteria of IAS 38 had been met. This assessment is due to the general uncertainties in drug development and the unpredictability of regulatory requirements.

Intellectual property-related expenses for patents are part of the expenditure for the research and development projects. Therefore, registration expenses for patents are expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Employee benefits

Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under a short-term cash bonus, if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Share-based payment transactions

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with immediate vesting, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no reconciliation for differences between expected and actual outcomes.

Government grants

The Group receives certain government grants that support its research efforts in defined projects. These grants generally provide for reimbursement of approved costs incurred as defined in the respective grants. Income in respect of grants also includes contributions towards the costs of research and development. Income is recognized when costs under each grant are incurred in accordance with the terms and conditions of the grant and the collectability of the receivable is reasonably assured. Government grants relating to costs are deferred and recognized in the consolidated statement of comprehensive loss over the period to match them with the costs they are intended to compensate.

Government grants whose primary condition is that the Group purchase non-current assets are recognized as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.

When the cash in relation to recognized government grants is not yet received, the amount is included as a receivable on the statement of financial position.

The Group recognizes income from government grants under ‘other income and expenses (net)’ in the consolidated statement other comprehensive loss.

Lease payments	Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease.
Finance income and finance costs

Finance income is derived from interest-bearing financial assets, including cash equivalents. Interest income is recognized as it accrues using the effective interest method.

Finance costs comprise interest expense on preferred shares and cost of issuing preferred shares (see note 8, 14).

Intangible assets

Intangible assets mainly comprise acquired software. Intangible assets are initially measured at acquisition cost, including any directly attributable costs of preparing the asset for its intended use less accumulated amortization. Amortization begins when an asset is available for use and amortization is calculated using the straight-line method to allocate cost over the estimated useful lives. Software is amortized over 3 years.

The Group only owns intangible assets with a definite useful life.

The useful lives of intangible assets are reviewed at each reporting date. The effect of any adjustment to useful lives is recognized prospectively as a change of accounting estimate.

Laboratory and office equipment

Laboratory and office equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

All repairs and maintenance are charged to profit or loss during the financial period in which they are incurred, because they do not constitute a separate asset.

Depreciation on leasehold improvements and equipment is calculated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Laboratory equipment: 3 to 13 years

Office equipment: 1 to 5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within ‘other income and expenses (net)’ in the consolidated statement of other comprehensive loss.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Cash and cash equivalents comprise cash balances, investments in money-market funds and bank deposits with original maturities of three months or less.

The investments in money-market funds that are traded in an active market or can be redeemed are classified as held for trading. These investments are stated at fair value at the end of each reporting period through profit or loss.

Financial liabilities

The Group’s financial liabilities comprise trade and other payables and preferred shares. The Group initially recognizes non-derivative financial liabilities on the date that they are originated and measures them at amortized cost using the effective interest rate method. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

Income taxes

Income taxes comprise current and deferred taxes. Current and deferred taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are presented net if there is a legally enforceable right to offset.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Due to its stage of development, the Company does not report deferred tax assets on its consolidated statement of financial position.

Fair value measurement

All assets and liabilities, for which fair value is recognized in the consolidated financial statements, are organized in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the instrument, either directly (as prices) or indirectly (derived from prices).

Level 3 – Inputs for instruments that are not based on observable market data (unobservable inputs).

The carrying amount of all financial instruments other than preferred shares (see note 14) approximates their fair value.

Critical judgments and account estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these financial statements, the critical judgments made by management in applying the Group's accounting policies involve the determination of the grant date fair value of share-based payment awards (see note 13) and the classification and measurement of preferred shares (see note 14).

New standards and interpretations applied for the first time

A number of amendments to standards and new or amended interpretations are effective for annual periods beginning on or before January 1, 2017, and have been applied in preparing these financial statements.

Standard/Interpretation	Effective date[1]

Amendments to IAS 7 Disclosure Initiative	January 1, 2017

[1] Shall apply for periods beginning on or after shown in the effective date column.

This amendment had no significant effect on the consolidated financial statements of the Group.

New standards and interpretations not yet adopted

The following standards, amendments to standards and interpretations are effective for annual periods beginning after December 31, 2017, and have not yet been applied in preparing these consolidated financial statements.

Standard/Interpretation	Effective date[1]

IFRS 15 Revenue from Contracts with Customers	January 1, 2018
IFRS 9 Financial Instruments (2014)	January 1, 2018
IFRS 16 Leases	January 1, 2019
Clarifications to IFRS 15 Revenue from Contracts with Customers	January 1, 2018
Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments to IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	January 1, 2018
Annual Improvements to IFRSs 2014-2016 Cycle	January 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019

[1] Shall apply for periods beginning on or after shown in the effective date column.

The Group is required to adopt IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers from January 1, 2018.

IFRS 15, Revenue from Contracts with Customers, replaces all current standards and interpretations dealing with revenue recognition and introduces a five-step model to account for revenue. As the Group is currently not generating revenues, the Group may only be affected by IFRS 15 in the future when entering into collaborative arrangements or similar deals.

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics. IFRS 9 further replaces the ‘incurred loss’ model in IAS 39 with a forward-looking ‘expected credit loss’ (ECL) model. This will require considerable judgement about how changes in economic factors affect ECLs, which will be determined on a probability-weighted basis. IFRS 9 will require extensive new disclosures, in particular about hedge accounting, credit risk and ECLs. The Group’s assessment included an analysis to identify data gaps against current disclosures required and the Group is in the process of implementing the system changes that it believes will be necessary to capture the required data. Because the Group is currently holding only immaterial non-current financial assets, cash and cash equivalents, no trade receivables and no derivative financial instruments or financial liabilities, the impact of IFRS 9 is determined to be nil, except for additional disclosures that may be required.

IFRS 16 Leases replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. So far, the most significant impact identified is that the Group will recognize new assets and liabilities for its operating leases. As at December 31, 2017, the Group’s future minimum lease payments under non-cancellable operating leases amounted € 0.7 million.

The actual impacts of adopting the standards at January 1, 2018 may change because the new accounting policies are subject to change until the Group presents its first consolidated financial statements that include the date of initial application.

The other new or amended standards and interpretations are also not expected to have a significant effect on the consolidated financial statements of the Group.